Selected Statement of Operations Data - Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	$ 55,580	$ 27,715	$ 24,559
United Kingdoms [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	23,058
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	13,707	11,018	11,187
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	4,865	3,354	1,891
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	4,470	4,578	4,621
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	5,770	5,455	4,621
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	$ 3,710	$ 3,310	$ 2,239